Key developments (Details) $ / shares in Units, $ in Thousands, $ in Thousands, $ in Millions													1 Months Ended		3 Months Ended	8 Months Ended	12 Months Ended
	Nov. 30, 2023 USD ($) shares	Sep. 25, 2023 USD ($)	Jun. 23, 2023 USD ($)	Dec. 19, 2022 CAD ($)	Dec. 13, 2022 USD ($) oz	Dec. 13, 2022 AUD ($) oz	Oct. 28, 2022 USD ($)	Oct. 27, 2022	Sep. 26, 2022 USD ($)	Sep. 22, 2022 USD ($)	Feb. 15, 2022 USD ($)	Feb. 14, 2022	Nov. 30, 2023 USD ($) shares	Mar. 31, 2019 USD ($)	Sep. 30, 2023 USD ($)	May 31, 2023 oz	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2024 AUD ($)	Dec. 31, 2023 AUD ($)	Apr. 12, 2023 $ / shares	Dec. 19, 2022 USD ($)	Nov. 30, 2022 shares	Sep. 21, 2022 USD ($)
Key Developments
Impairment amount																	$ 27,107	$ 3,600
Acquisition of loans receivables																	21,043
Number of shares authorized to be repurchased | shares	10,078,488												10,078,488										2,000,000
Number of shares authorized to be repurchased per day | shares													26,350
Percentage of average daily trading volume of the common shares that can be repurchased													25.00%
Exercise price of Warrants per share | $ / shares																					$ 9.11
Johnson Camp Mine Royalty
Key Developments
Consideration To Acquire Royalty	$ 5,500																5,500
Percentage of gross revenue from future production	1.50%
Consideration to acquire royalty	$ 5,500																$ 5,500
Clean Air Metals NSR Royalty
Key Developments
Percentage of net smelter returns ("NSR") royalty acquired				2.50%
Maximum allowed percentage of the NSR royalty that can be bought down.																						40.00%
Reduced percentage of net smelter returns ("NSR") royalty				1.50%
Payments for acquisition of net smelter returns ("NSR") royalty				$ 15
Payment to be received to reduce net smelter returns ("NSR") royalty																						$ 10,500
Prieska GRR
Key Developments
Acquisition of gross revenue return ("GRR")						$ 10
Percentage of gross revenue from future production					0.80%	0.80%
Amount funded																			$ 2,200	$ 4,000
Prieska Stream
Key Developments
Acquisition of gold and silver stream					$ 80,000
Initial amount of gold to be delivered in the stream agreement | oz					94,300	94,300
Initial amount of silver to be delivered in the stream agreement | oz					5,710,000	5,710,000
Reduced percentage of payable gold and silver for the remaining mine life					50.00%	50.00%
Percentage of spot gold price for each ounce of gold delivered as ongoing payments					10.00%	10.00%
Percentage of spot silver price for each ounce of silver delivered as ongoing payments					10.00%	10.00%
Pumpkin Hollow
Key Developments
Royalty rate							2.00%	0.70%									2.00%
Percentage of gold and silver stream																				97.50%
Funding of restart financing package to support mine restart and ramp-up.							$ 30,000
Additional funding to increase net smelter returns ("NSR") royalty							26,200
Remaining funding for metal purchase and sale agreement							$ 3,800
Beaufor royalty purchase agreement
Key Developments
Estimated recoverable amount															$ 0
Tamarack Project
Key Developments
Consideration To Acquire Royalty														$ 5,000
Consideration to acquire royalty														$ 5,000
Steppe Gold Prepaid Gold Interest
Key Developments
Acquisition of loans receivables									$ 4,800
Ounces of gold to be received | oz																3,000
Period to deliver gold									8 months
Stawell
Key Developments
Consideration To Acquire Royalty																	$ 16,600
Percentage of Pre-existing NSR royalty		1.00%
Consideration to acquire royalty																	$ 16,600
Payments for acquisition of net smelter returns ("NSR") royalty		$ 16,600
Agbaou Royalty
Key Developments
Paid in-kind contribution			$ 2,000
Consideration funded for acquisition of ("NSR") royalty.			15,500
Cash payment			$ 13,500
Agbaou Royalty | Auramet
Key Developments
Percentage of net smelter returns ("NSR") royalty acquired			2.50%
Renard
Key Developments
Impairment amount															$ 20,200
Nevada Copper | Pumpkin Hollow
Key Developments
Royalty rate								0.70%
Maximum allowed percentage of the NSR royalty that can be bought down.							1.30%
Payments to reduce royalty rate							$ 33,000
Maximum period for buy down royalty							24 months
Talon Nickel (USA) LLC | Tamarack Project
Key Developments
Royalty rate											1.85%	3.50%
Payments to reduce royalty rate											$ 4,500
Gain from reduction of net smelter returns ("NSR") royalty											$ 2,100
Gold | Stawell
Key Developments
Percentage of net smelter returns ("NSR") royalty acquired		2.65%
Payable gold | Prieska Stream
Key Developments
Initial percentage of mine production to be delivered					84.00%	84.00%
Required ounces per tonne of copper contained in concentrate | oz					0.359	0.359
Reference silver | Prieska Stream
Key Developments
Initial percentage of mine production to be delivered					84.00%	84.00%
Payable silver | Prieska Stream
Key Developments
Required ounces per tonne of copper contained in concentrate | oz					21.736	21.736
Revolving credit facility
Key Developments
Notional amount										$ 500,000
Extension in maturity term of borrowings										3 years
Uncommitted accordion amount										$ 200,000														$ 100,000
Working capital facility										700,000
Transaction costs capitalised										$ 1,800
Percentage of gross revenue from future production										3 years
Revolving credit facility | Excelsior
Key Developments
Notional amount	$ 15,000												$ 15,000
Pumpkin Hollow Senior Credit Facility, Tranche 2
Key Developments
Notional amount							$ 25,000
Amount funded							$ 5,000